Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON February 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH THAT REQUEST EXPIRED ON February 15, 2002.

Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           May 30, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:         $   759,589
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACNIELSEN CORP	               COM		01741R102    15358   47350  SH       DEFINED 03              47350        0	   0
AMERICA ONLINE INC DEL	       COM	        02364J104     8063  150000  SH       DEFINED 03             150000	  0	   0
ASSOCIATES FIRST CAP           CORP CL A	046008108    68400 1800000  SH       DEFINED 03		   1800000	  0	   0
AVTEAM INC	               CL A	        054527205     1138  984790  SH       DEFINED 03		    984790	  0	   0
BESTFOODS	               COM	        08658U101   160414 2205000  SH       DEFINED 03		   2205000	  0	   0
CENDANT CORP	               COM      	151313103     8126  747200  SH       DEFINED 03		    747200	  0	   0
COASTAL CORP	               COM	        190441105    70419  950000  SH       DEFINED 03		    950000	  0	   0
COBALT NETWORKS INC	       COM	        19074R101       58    1000  SH       DEFINED 03		      1000	  0	   0
CONOCO INC	               CL A	        208251306      914   35000  SH       DEFINED 03		     35000	  0	   0
DURA PHARMACEUTICALS INC       COM	        26632S109     7726  218400  SH       DEFINED 03		    218400	  0	   0
FLORIDA PROGRESS CORP	       COM	        341109106    43938  830000  SH       DEFINED 03		    830000	  0	   0
GOLDEN ST BANCORP INC	       WT EXP 000000	381197136     1776 1775950  SH       DEFINED 03		   1775950	  0	   0
HERTZ CORP	               CL A	        428040109    31750 1000000  SH       DEFINED 03		   1000000	  0	   0
IMPROVEMENT INC	               COM	        45321E106      386  385600  SH       DEFINED 		         0	  0        0
INFINITY BROADCASTING CP NEW   CL A	        45662S102    98013 2970100  SH       DEFINED 03		   2970100	  0	   0
INTERMEDIA COMMUNICATIONS INC  COM	        458801107      147    5000  SH       DEFINED 03		      5000	  0	   0
LIMITED INC	               COM      	532716107     1103   50000  SH       DEFINED 03		     50000	  0	   0
MALLINCKRODT INC NEW	       COM      	561232109    59313    1300  SH       DEFINED 03		      1300	  0	   0
MORGAN J P & CO INC	       COM	        616880100    37854  231700  SH       DEFINED 03		    231700	  0	   0
RAYTHEON CO	               CL A	        755111309     4323  157900  SH       DEFINED 03		    157900	  0	   0
SAFEGUARD SCIENTIFICS INC      SB NT CV 5%06	786449AE8    7165570207000  SH       DEFINED 03		         0        0 70207000
SAUER-DANFOSS INC	       COM	        804137107     8530 1066200  SH       DEFINED 03		   1066200	  0	   0
SDL INC	                       COM	        784076101    12390   40000  SH       DEFINED 03		     40000	  0	   0
VOICESTREAM WIRELESS CORP      COM	        928615103    47795  411800  SH       DEFINED 03		    411800	  0	   0
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